Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Total Stock-Based Compensation Expense
The following table presents total stock-based compensation expense recorded in the consolidated statements of operations and comprehensive income (loss) for all awards granted under the Company’s 2013 Plan and the 2011 Plan:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$6,135	$3,823	$3,282
Sales and marketing	8,658	5,418	7,217
Engineering and development	6,090	4,495	4,908
General and administrative	39,118	15,328	20,285
Total stock-based compensation expense	$60,001	$29,064	$35,692

Stock Incentive Plan	The weighted-average assumptions used to compute stock-based compensation expense for awards granted under the 2013 Plan during the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
Risk-free interest rate	2.2%	2.9%	2.6%
Expected volatility	50.5%	47.8%	44.6%
Expected life (in years)	6.25	6.00	6.00
Expected dividend yield	—	—	—

Summary of Stock Options
The following table provides a summary of the Company’s stock options as of December 31, 2019 and the stock option activity for all stock options granted under the 2011 Plan during the year ended December 31, 2019:

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(3) (in thousands)
Outstanding at December 31, 2018	715,104	$9.00
Granted	—	$—
Exercised	(6,793)	$4.81
Forfeited	(27,281)	$9.53
Canceled	(147,483)	$9.75
Outstanding at December 31, 2019	533,547	$8.83	2.0	$19
Exercisable at December 31, 2019	512,265	$8.79	1.9	$19
Expected to vest after December 31, 2019(1)	21,282	$9.71	3.6	$—
Exercisable as of December 31, 2019 and expected to vest thereafter(2)	533,547	$8.83	2.0	$19

(1)	This represents the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(2)	This represents the number of vested options as of December 31, 2019 plus the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.
(3)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2019 of $4.70 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options
The following table provides a summary of the Company’s stock options as of December 31, 2019 and the stock option activity for all stock options granted under the 2013 Plan during the year ended December 31, 2019:

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(3) (in thousands)
Outstanding at December 31, 2018	7,322,293	$11.62
Granted	1,215,789	$7.99
Exercised	—	$—
Forfeited	(201,365)	$8.04
Canceled	(3,060,038)	$12.23
Outstanding at December 31, 2019	5,276,679	$10.57	6.7	$—
Exercisable at December 31, 2019	3,688,733	$11.63	5.8	$—
Expected to vest after December 31, 2019(1)	1,587,946	$8.12	8.6	$—
Exercisable as of December 31, 2019 and expected to vest thereafter(2)	5,276,679	$10.57	6.6	$—

(1)	This represents the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(2)	This represents the number of vested options as of December 31, 2019 plus the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.
(3)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2019 of $4.70 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options.

Summary of Restricted Stock Awards and Restricted Stock Units	The following table provides a summary of the Company’s restricted stock unit activity for the 2013 Plan during the year ended December 31, 2019:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	5,203,259	$7.69
Granted	7,426,877	$6.62
Vested	(2,126,221)	$7.70
Canceled	(1,498,806)	$7.12
Non-vested at December 31, 2019	9,005,109	$6.90

The following table provides a summary of the Company’s restricted stock award activity for the 2013 Plan during the year ended December 31, 2019:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	443,247	$11.67
Granted	—	$—
Vested	(246,757)	$12.57
Canceled	(36,973)	$9.87
Non-vested at December 31, 2019	159,517	$10.68

The following table provides a summary of the Company’s restricted stock unit activity for the 2011 Plan during the year ended December 31, 2019:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	868,026	$8.26
Granted	—	$—
Vested	(435,919)	$8.20
Canceled	(111,965)	$8.26
Non-vested at December 31, 2019	320,142	$8.35